Equity (Narrative) (Details) € / shares in Units, ₪ / shares in Units, € in Thousands, ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) Share	Dec. 31, 2021 EUR (€) Share shares	Dec. 31, 2021 USD ($) Share	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2022 USD ($) shares	Feb. 23, 2021 EUR (€) € / shares	Feb. 23, 2021 ILS (₪) ₪ / shares	Oct. 26, 2020 EUR (€) € / shares	Oct. 26, 2020 ILS (₪) ₪ / shares	Oct. 26, 2020 USD ($)
Disclosure of classes of share capital [line items]
Maximum dividend paid	0.00%	0.00%	0.00%	0.00%
Issue of equity	$ 4,221	€ 8,682	$ 552	€ 21,275
Liabilities		437,872			€ 493,080	$ 525,867
Aggregate principal amount		€ 218,895			273,863
Number of share options exercised to ordinary shares	3,290	18,451	18,451	8,000
Board member and employees [Member]
Disclosure of classes of share capital [line items]
Number of share options exercised to ordinary shares | Share	3,290	18,451	18,451
Series C Debentures [Member]
Disclosure of classes of share capital [line items]
Liabilities									€ 315
Aggregate principal amount									€ 38,500	₪ 154,000
Series D Debentures [Member]
Disclosure of classes of share capital [line items]
Conversion price | (per share)							€ 41.6	₪ 165
Price per share | ₪ / shares								₪ 10
Proceeds from private placement							€ 1,890	₪ 7,504
Liabilities					€ 315		14
Aggregate principal amount							€ 16,956	₪ 62,000
Interest rate							1.20%	1.20%
Ordinary Shares [Member]
Disclosure of classes of share capital [line items]
Net Of Treasury Shares | shares		258,046		258,046	258,046	258,046
Ordinary Shares [Member] | Series One Optionss Member
Disclosure of classes of share capital [line items]
Amount of ordinary shares repurchased | $											$ 385,000
Ordinary Shares [Member] | Series C Debentures [Member]
Disclosure of classes of share capital [line items]
Price per share | (per share)									€ 37.5	₪ 150
Proceeds from private placement									€ 2,224	₪ 8,891